Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Astec Industries, Inc. 401(k) Retirement Plan
EIN: 62-0873631    Plan Number: 001
Schedule H, Line 4i – Schedule of Assets
(Held at End of Year)
December 31, 2025

Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Current Value
American Funds	High Income Tr Fund	$1,722,279
Columbia	Strategic Income Fund	2,356,248
Empower Annuity Insurance Company *	Large Cap Growth JPMorgan Investment Management Fund	36,263,529
Fidelity	Small Cap Index	3,190,230
Fidelity	Mid Cap Index	16,676,250
Fidelity	500 Index	62,983,937
Fidelity	International Index	23,807,615
Goldman Sachs	Small Cap Growth Insights Fund	886,880
Goldman Sachs	Small Cap Value Insights Fund	3,426,018
Great Gray Trust Company, LLC	Mid Cap Value Select Fund	569,546
J.P. Morgan	Smart Retirement 2025 Fund	12,261,607
J.P. Morgan	Smart Retirement 2030 Fund	37,460,471
J.P. Morgan	Smart Retirement 2035 Fund	21,841,752
J.P. Morgan	Smart Retirement 2040 Fund	34,675,860
J.P. Morgan	Smart Retirement 2045 Fund	14,757,845
J.P. Morgan	Smart Retirement 2050 Fund	14,060,470
J.P. Morgan	Smart Retirement 2055 Fund	13,017,164
J.P. Morgan	Smart Retirement 2060 Fund	11,244,036
J.P. Morgan	Smart Retirement 2065 Fund	1,823,998
J.P. Morgan	Smart Retirement Income Fund	12,421,866
J.P. Morgan	Equity Income Fund	10,438,922
J.P. Morgan	Mid Cap Growth Fund	6,095,305
Prudential	Core Conservative Intermediate Bond Fund	30,388,839
Prudential	Synthetic GIC Wrapper	1,216,507
PIMCO	Total Return Institutional Bond Fund	5,106,705
Schwab	Brokerage accounts	5,286,214
T. Rowe Price	Overseas Stock Fund	5,895,105
Vanguard	Treasury Money Market	1,074,908
Astec Industries, Inc.*	Common stock	2,421,295
Participant loans*	Interest rates ranging from 4.25%-10.50%, maturity varies through 2045	9,185,413
Total assets (held at end of year)		$402,556,814

*Represents a party-in-interest to the Plan.
Note: Cost information has not been included as all investments are participant-directed.